Note 5 - Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Balance		$ 48,491	$ 44,793
Total other comprehensive income		10	14
Balance		52,617	48,491
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance	[1]	(10)	(24)
Other comprehensive income before reclassifications	[1]	10	14
Amount reclassified from accumulated other comprehensive income		0	0
Total other comprehensive income	[1]	10	14
Balance	[1]	$ 0	$ (10)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.